Statement of Financial Position - Parenthetical - $ / shares	Dec. 31, 2015	Dec. 03, 2015	Dec. 31, 2014
Statement of financial position
Preferred Stock, Par Value	$ 0.0001	$ 0.001	$ 0.0001
Preferred Stock, Shares Authorized	400,000,000	100,000,000	400,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.0001	$ 0.001	$ 0.0001
Common Stock, Shares Authorized	2,000,000,000	500,000,000	2,000,000,000
Common Stock, Shares Issued	177,407,091	177,407,091	129,941,970
Common Stock, Shares Outstanding	177,407,091	177,407,091	129,941,970